Amounts Due from Related Parties (Detail)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	$ 63,206,041	¥ 438,839,542	¥ 238,236,268
Wanjia Win-Win.
Related Party Transaction [Line Items]
Amounts due from related parties	1,397,414	9,702,246	30,687,837
Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	22,795,678	158,270,393	18,428,721
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	7,207,793	50,043,708	50,617,764
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,468,108	10,193,071	20,322,711
Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties			33,423,362
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	11,051,518	76,730,690	61,364,006
Hangzhou Vanke Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	54,030	375,130	935,529
Gopher Nuobao Asset Management Company Limited
Related Party Transaction [Line Items]
Amounts due from related parties	3,548,188	24,635,070	9,629,670
Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties			76,647
Wuhu Gopher Yintai Investment Management Company Limited
Related Party Transaction [Line Items]
Amounts due from related parties			22,657
Tianjin Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	818,029	5,679,578	1,473,097
Kunming Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	4,377	30,391	50,202
Shanghai Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	10,900,966	75,685,406	209,830
Wuhu Bona Film Investment Management Limited
Related Party Transaction [Line Items]
Amounts due from related parties	719,621	4,996,325	1,180,268
Shanghai Gopher Fangduoduo Investment Management Co., Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	551,382	3,828,248
Shanghai Gopher Nuo Tie Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	349,157	2,424,197
Yiwu Xinguang Equity Investment Fund Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	577,503	4,009,600
Noah Holdings (Hong Kong) Limited
Related Party Transaction [Line Items]
Amounts due from related parties	770,044	5,346,413
Other Funds Managed by Group and Affiliates
Related Party Transaction [Line Items]
Amounts due from related parties	$ 992,233	¥ 6,889,076	¥ 9,813,967